Share-Based Payments - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Share Options Outstanding [Line Items]
Share options	8,490,000	13,506,120	12,879,720	19,873,877
Weighted average remaining contractual life of options outstanding at end of period	1 year 6 months 29 days	8 months 15 days	1 year 4 months 6 days
2020-10-29 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Apr. 14, 2024
Exercise price (in Dollars per share)	$ 0.12
Share options		7,900,000	8,100,000
2021-10-26 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Oct. 26, 2025
Exercise price (in Dollars per share)	$ 0.25
Share options	500,000	500,000	500,000
2022-06-27 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jun. 27, 2026
Exercise price (in Dollars per share)	$ 0.12
Share options	1,430,000	1,430,000	1,430,000
2023-11-21 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Nov. 21, 2027
Exercise price (in Dollars per share)	$ 0.25
Share options	1,000,000	1,000,000
2024-11-18 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jun. 19, 2028
Exercise price (in Dollars per share)	$ 0.13
Share options	1,000,000
2024-11-18 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Aug. 20, 2028
Exercise price (in Dollars per share)	$ 0.145
Share options	2,000,000
Warrants [member] | 2019-05-23 (warrants) [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	May 23, 2024
Exercise price (in Dollars per share)	$ 0.125
Share options			173,600
Warrants [member] | 2019-07-16 (warrants) [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 16, 2024
Exercise price (in Dollars per share)	$ 0.125
Share options		116,120	116,120
Warrants [member] | 2020-07-24 (warrants) [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 21, 2025
Exercise price (in Dollars per share)	$ 0.5859
Share options	2,560,000	2,560,000	2,560,000